Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	12
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$338,516,616.77	0.6965362	$302,816,810.07	0.6230799	$35,699,806.70
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$995,746,616.77	0.6690811	$960,046,810.07	0.6450930	$35,699,806.70

Weighted Avg. Coupon (WAC)	3.88%		3.88%
Weighted Avg. Remaining Maturity (WARM)	47.76		46.85
Pool Receivables Balance	$1,050,900,523.38		$1,013,023,088.51
Remaining Number of Receivables	66,580		65,596

Adjusted Pool Balance	$1,037,236,059.13		$1,000,048,760.49

III. COLLECTIONS

Principal:
Principal Collections	$36,578,487.66
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$674,733.54
Total Principal Collections	$37,253,221.20

Interest:
Interest Collections	$3,380,334.65
Late Fees & Other Charges	$67,509.69
Interest on Repurchase Principal	$-
Total Interest Collections	$3,447,844.34

Collection Account Interest	$319.26
Reserve Account Interest	$33.03
Servicer Advances	$-

Total Collections	$40,701,417.83

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	12
30/360 Days	30
Actual/360 Days	30

IV.  DISTRIBUTIONS

Total Collections					$40,701,417.83
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$40,701,417.83
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$875,750.44		$875,750.44	$875,750.44
Collection Account Interest					$319.26
Late Fees & Other Charges					$67,509.69
Total due to Servicer					$943,579.39

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$112,838.87		$112,838.87
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$411,772.20		$411,772.20	$411,772.20

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$39,270,229.99

7. Regular Principal Distribution Amount:					$35,699,806.70
		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$35,699,806.70
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$35,699,806.70		$35,699,806.70
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$35,699,806.70		$35,699,806.70

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,570,423.29

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$13,664,464.25
Beginning Period Amount	$13,664,464.25
Current Period Amortization	$690,136.22
Ending Period Required Amount	$12,974,328.02
Ending Period Amount	$12,974,328.02
Next Distribution Date Amount	$12,304,429.00

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	December 2013
Distribution Date	01/15/14
Transaction Month	12
30/360 Days	30
Actual/360 Days	30

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$41,489,442.37	$40,001,950.42	$40,001,950.42
Overcollateralization as a % of Original Adjusted Pool		2.71%	2.61%	2.61%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.60%	64,678	98.34%	$996,236,944.61
30 - 60 Days	1.09%	714	1.28%	$12,922,210.29
61 - 90 Days	0.27%	177	0.33%	$3,351,722.46
91 + Days	0.04%	27	0.05%	$512,211.15
		65,596		$1,013,023,088.51
Total
Delinquent Receivables 61 + days past due	0.31%	204	0.38%	$3,863,933.61
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.27%	183	0.33%	$3,498,625.74
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	179	0.31%	$3,403,213.79
Three-Month Average Delinquency Ratio	0.28%		0.34%

Repossession in Current Period		43		$874,577.95
Repossession Inventory		68		$628,978.03

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,298,947.21
Recoveries				$(674,733.54)
Net Charge-offs for Current Period				$624,213.67

Beginning Pool Balance for Current Period				$1,050,900,523.38

Net Loss Ratio				0.71%
Net Loss Ratio for 1st Preceding Collection Period				0.62%
Net Loss Ratio for 2nd Preceding Collection Period				0.31%
Three-Month Average Net Loss Ratio for Current Period				0.55%

Cumulative Net Losses for All Periods				$6,136,388.46
Cumulative Net Losses as a % of Initial Pool Balance				0.39%

Principal Balance of Extensions				$7,008,986.36
Number of Extensions				357

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